PaineWebber [Logo]

--------------------------------------------------------------------------------

MONEY MARKET

FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT

AUGUST 31, 1997

                                                               SEMIANNUAL REPORT

                                                                October 15, 1997

Dear Shareholder,

   We are pleased to present the semiannual report for PaineWebber Money Market Fund for the six months ended August 31, 1997.

GENERAL MARKET OVERVIEW
--------------------------------------------------------------------------------
   The Federal Reserve Board's decision to raise short-term interest rates to 5.5% in March resulted in virtually every bond sector posting a negative total return during the first three months of 1997. The high yield sector was the exception, as gains in January and February more than offset the softness following the Fed move. Then, on April 28, 1997, the report of the Employment Cost Index--considered the most comprehensive wage-inflation indicator, and critical to Fed policy--indicated a very positive inflation picture. This information, plus optimism over an agreed upon framework by President Clinton and the Republicans to balance the budget by 2002, turned market sentiment bullish. Bonds rallied strongly, sending the yield on the long bond from 7.1% on March 31, 1997 to 6.8% on June 30, 1997. July continued to provide good news for fixed income investors as additional favorable inflation data prompted the yield on the long bond to drop even further. By August's end, all fixed income sectors contributed positively to overall debt market performance; again, however, the high yield sector outperformed others as investors' willingness to accept higher credit risk produced higher returns.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
PERFORMANCE

   The Fund's current yields for Class A, B and C shares for the seven-day period ended August 31, 1997 were 4.25%, 3.76% and 3.72%, respectively.

PORTFOLIO HIGHLIGHTS--During the semiannual period, the Fund's weighted average maturity was maintained at approximately 56 days, five to 10 days longer than the IBC Financial Data average for similar money market funds. This was done in response to economic data indicating low inflation with slight economic growth. Additionally, we took advantage of the market's substantial volatility by purchasing securities at higher yields when rates backed up (that is, when rates rose).

OUTLOOK
--------------------------------------------------------------------------------
Near-term, we plan to keep the Fund's average weighted maturity around its present level. Going forward, every significant economic number released will be closely scrutinized. Inflation is always a concern and, as such, will be carefully monitored. Investment decisions for the Fund will continue to be dominated by credit, quality and liquidity. Although we are interested in maintaining higher yields, we will not do so by sacrificing the Fund's emphasis on security, quality and liquidity.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.


Sincerely,

/s/Margo N. Alexander                    /s/Dennis L. McCauley
---------------------                    ---------------------
MARGO N. ALEXANDER                       DENNIS L. MCCAULEY
President,                               Managing Director and
Mitchell Hutchins Asset Management Inc.  Chief Investment Officer--
                                         Fixed Income,
                                         Mitchell Hutchins Asset Management Inc.

/s/Susan P. Ryan
---------------------
SUSAN P. RYAN
Senior Vice President,
Mitchell Hutchins Asset Management Inc.


   This letter is intended to assist shareholders in understanding how the Fund performed during the semiannual period ended August 31, 1997 and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

PAINEWEBBER MONEY MARKET FUND

STATEMENT OF NET ASSETS                              AUGUST 31, 1997 (unaudited)


  PRINCIPAL
   AMOUNT                                                                        MATURITY               INTEREST
    (000)                                                                         DATES                   RATES              VALUE
  --------                                                                 --------------------      ---------------      ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS--9.87%
   $1,650   Federal Home Loan Bank .....................................   10/16/97 to 07/08/98      5.625 to 5.900%      $1,650,400
    1,000   Federal National Mortgage Association ......................         02/18/98                  5.500             998,606
    1,000   Federal National Mortgage Association ......................         09/02/97                  5.440*          1,000,000
                                                                                                                          ----------
Total U.S. Government Agency Obligations (cost--$3,649,006) ............                                                   3,649,006
                                                                                                                          ----------
BANK NOTES--2.71%
DOMESTIC--2.71%
    1,000   LaSalle National Bank (cost--$1,000,000) ...................         04/13/98                  6.230           1,000,000
                                                                                                                          ----------
CERTIFICATES OF DEPOSIT--10.42%
DOMESTIC--2.71%
    1,000   Morgan Guaranty Trust Company ..............................         03/19/98                  5.910             999,791
                                                                                                                          ----------
YANKEE--7.71%
      600   ABN AMRO Bank N.V. .........................................         12/04/97                  5.500             599,970
    1,500   Commerzbank AG .............................................         09/05/97                  5.560           1,500,002
      750   Societe Generale ...........................................         01/06/98                  5.720             749,875
                                                                                                                          ----------
                                                                                                                           2,849,847
                                                                                                                          ----------
Total Certificates of Deposit (cost--$3,849,638) .......................                                                   3,849,638
                                                                                                                          ----------
COMMERCIAL PAPER@--59.97%
ASSET-BACKED--9.55%
      534   Enterprise Funding Corporation .............................         09/12/97                  5.510             533,101
    1,500   Falcon Asset Securitization Corporation ....................         09/18/97                  5.520           1,496,090
    1,500   Triple-A One Funding Corporation ...........................         09/08/97                  5.520           1,498,390
                                                                                                                          ----------
                                                                                                                           3,527,581
                                                                                                                          ----------
AUTO & TRUCK--8.88%
    1,800   Daimler-Benz North America Corporation .....................         10/23/97                  5.500           1,785,700
    1,500   General Motors Acceptance Corporation ......................         09/16/97                  5.530           1,496,544
                                                                                                                          ----------
                                                                                                                           3,282,244
                                                                                                                          ----------
BANKING--14.27%
    1,500   BBL North America Incorporated .............................         10/08/97                  5.500           1,491,459
    2,000   San Paolo U.S. Financial Company ...........................         09/11/97                  5.520           1,996,933
    1,800   Unifunding .................................................         10/21/97                  5.510           1,786,225
                                                                                                                          ----------
                                                                                                                           5,274,617
                                                                                                                          ----------
BROKER-DEALER--2.27%
      850   Merrill Lynch & Company, Incorporated ......................         12/09/97                  5.520             837,097
                                                                                                                          ----------



  PRINCIPAL
   AMOUNT                                                                        MATURITY               INTEREST
    (000)                                                                         DATES                   RATES              VALUE
  --------                                                                 --------------------      ---------------      ----------

COMMERCIAL PAPER (CONCLUDED)
DRUGS, HEALTH CARE--4.42%
   $1,638   American Home Products .....................................         09/23/97                  5.500%         $1,632,494
                                                                                                                          ----------
FINANCE-AIRCRAFT--4.05%
    1,500   International Lease Financing ..............................         09/08/97                  5.500           1,498,396
                                                                                                                          ----------
FINANCE-CONDUIT--4.05%
    1,500   Compagnie Bancaire USA Funding Corporation .................         09/19/97                  5.590           1,495,807
                                                                                                                          ----------
FINANCE-SUBSIDIARY--7.50%
    1,500   Creditanstalt Finance Incorporated .........................         09/12/97                  5.510           1,497,475
    1,275   National Australia Funding (Delaware)
              Incorporated .............................................         09/08/97                  5.500           1,273,636
                                                                                                                          ----------
                                                                                                                           2,771,111
                                                                                                                          ----------
FOOD, BEVERAGE & TOBACCO--2.70%
    1,000   Grand Metropolitan Capital Corporation .....................         09/11/97                  5.530             998,464
                                                                                                                          ----------
MISCELLANEOUS--2.28%
      850   Beta Finance Incorporated ..................................         11/06/97                  5.510             841,414
                                                                                                                          ----------
Total Commercial Paper (cost--$22,159,225) .............................                                                  22,159,225
                                                                                                                          ----------
SHORT-TERM CORPORATE OBLIGATIONS--17.06%
BROKER-DEALER--2.17%
      800   Bear Stearns Companies Incorporated ........................         09/02/97            5.590 to 5.680*         800,000
                                                                                                                          ----------
FINANCE-CONSUMER--5.41%
    2,000   Household Finance Corporation ..............................         10/15/97                  6.250           2,000,966
                                                                                                                          ----------
FINANCE-DIVERSIFIED--2.03%
      750   Associates Corporation of North America ....................         02/01/98                  6.125             749,749
                                                                                                                          ----------
FOOD, BEVERAGE & TOBACCO--1.36%
      500   Philip Morris Companies, Incorporated ......................         12/01/97                  9.250             504,276
                                                                                                                          ----------
INSURANCE--3.38%
    1,250   USAA Capital Corporation ...................................         11/17/97                  5.730           1,249,240
                                                                                                                          ----------
MISCELLANEOUS--2.71%
    1,000   Beta Finance Incorporated ..................................         09/02/97                  5.540*          1,000,000
                                                                                                                          ----------
Total Short-Term Corporate Obligations (cost--$6,304,231) ..............                                                   6,304,231
                                                                                                                          ----------


  PRINCIPAL
   AMOUNT                                                                        MATURITY               INTEREST
    (000)                                                                         DATES                   RATES              VALUE
  --------                                                                 --------------------      ---------------      ----------
REPURCHASE AGREEMENT--0.66%
     $245   Repurchase Agreement dated 08/29/97 with
              State Street Bank and Trust Company,
              collateralized by $244,322 U.S. Treasury Notes
              5.750% due 09/30/97; proceeds: $245,136
              (cost--$245,000) .........................................         09/02/97                  5.000%       $   245,000
                                                                                                                        -----------
Total Investments (cost--$37,207,100 which approximates cost
  for federal income tax purposes)--100.69% ............................                                                 37,207,100
Liabilities in excess of other assets--(0.69%) .........................                                                   (253,231)
                                                                                                                        -----------
Net Assets (applicable to 13,496,361, 18,754,221 and
  4,714,569 shares of Class A, Class B, and Class C, respectively,
  each equivalent to $1.00 per share)--100% ............................                                                $36,953,869
                                                                                                                        ===========


----------
* Variable rate securities-maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of August 31, 1997, and reset periodically.
@    Interest rates shown are discount rates at date of purchase.

                        Weighted average maturity 56 days

                 See accompanying notes to financial statements

PAINEWEBBER MONEY MARKET FUND

STATEMENT OF OPERATIONS

                                                              FOR THE SIX MONTHS
                                                                     ENDED
                                                                AUGUST 31, 1997
                                                                  (UNAUDITED)
                                                              ------------------
INVESTMENT INCOME:
Interest .....................................................      $ 1,246,799
                                                                    -----------
EXPENSES:
Investment advisory and administration .......................          110,266
Service fees--Class A ........................................           20,791
Service and distribution fees--Class B .......................           80,964
Service and distribution fees--Class C .......................           22,061
State registration fees ......................................           34,531
Legal and audit ..............................................           29,244
Transfer agency and service fees .............................           27,108
Reports and notices to shareholders ..........................           23,944
Directors' fees ..............................................            6,125
Custody and accounting .......................................            2,190
Other expenses ...............................................            2,225
                                                                    -----------
                                                                        359,449
                                                                    -----------
NET INVESTMENT INCOME ........................................          887,350
NET REALIZED LOSSES FROM INVESTMENT TRANSACTIONS .............             (265)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........      $   887,085
                                                                    ===========

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE
                                                                         SIX MONTHS
                                                                            ENDED       FOR THE YEAR
                                                                       AUGUST 31, 1997      ENDED
                                                                         (UNAUDITED)  FEBRUARY 28, 1997
                                                                        ------------    ------------
FROM OPERATIONS:
Net investment income ...............................................   $    887,350    $  1,613,777
Net realized gains (losses) from investment transactions ............           (265)          7,764
                                                                        ------------    ------------
Net increase in net assets resulting from operations ................        887,085       1,621,541
                                                                        ------------    ------------
Dividends to shareholders from:
Net investment income--Class A ......................................       (361,450)       (631,332)
Net investment income--Class B ......................................       (414,496)       (804,674)
Net investment income--Class C ......................................       (111,404)       (177,771)
                                                                        ------------    ------------
                                                                            (887,350)     (1,613,777)
                                                                        ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS      1,253,814     (20,388,584)
                                                                        ------------    ------------
Net increase (decrease) in net assets ...............................      1,253,549     (20,380,820)

NET ASSETS:
Beginning of period .................................................     35,700,320      56,081,140
                                                                        ------------    ------------
End of period .......................................................   $ 36,953,869    $ 35,700,320
                                                                        ============    ============



                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   PaineWebber Master Series, Inc. ("Master Series") was incorporated in Maryland on October 29, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified series investment company which currently offers two series of shares: PaineWebber Money Market Fund ("Fund") and PaineWebber Balanced Fund. The financial statements for PaineWebber Balanced Fund are not included herein.

   The Fund offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. All classes of shares may be obtained only through an exchange of shares of the corresponding class of other PaineWebber mutual funds.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION AND ACCOUNTING FOR INVESTMENTS--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

   REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber and investment adviser and administrator of the Fund.

   NET INVESTMENT INCOME AND INVESTMENT TRANSACTIONS--Income and expenses (excluding class-specific expenses) are allocated proportionately to each class of shares based upon the relative net asset value of dividend-eligible shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Realized gains and losses are allocated proportionately to each class of shares based upon the relative value of shares outstanding at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NOTES TO FINANCIAL STATEMENTS (unaudited)

CONCENTRATION OF RISK

   The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

   The Board of Directors of Master Series has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. At August 31, 1997, the Fund owed Mitchell Hutchins $16,702 for investment advisory and administration fees.

DISTRIBUTION PLANS

   Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to the Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at an annual rate of 0.50% of the average daily net assets of Class B and Class C shares. At August 31, 1997 the Fund owed Mitchell Hutchins $19,166 in service and distribution fees.

   Mitchell Hutchins also receives the proceeds of the contingent deferred sales charges paid upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended August 31, 1997, it earned $41,177 in sales charges.

TRANSFER AGENCY SERVICE FEES

   Prior to August 1, 1997, the Fund paid PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for certain services not provided by the Fund's transfer agent. For these services for the period ended July 31, 1997, PaineWebber earned $5,548 in service fees.

   Subsequent to August 1, 1997, PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and was compensated $1,796 for the month of August for these services by PFPC, Inc., not the Fund.

OTHER LIABILITIES

   At August 31, 1997, the amounts payable for Fund shares repurchased and dividends payable aggregated $362,760 and $100,898, respectively.

CAPITAL STOCK

   There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 1 billion were allocated to the Fund. Transactions in shares of common stock, at $1.00 per share, were as follows:


                                                           CLASS A                    CLASS B                     CLASS C
                                                 --------------------------   -------------------------   -------------------------
                                                     FOR THE     FOR THE        FOR THE      FOR THE        FOR THE      FOR THE
                                                   SIX MONTHS  YEAR ENDED      SIX MONTHS   YEAR ENDED     SIX MONTHS   YEAR ENDED
                                                     ENDED        ENDED          ENDED         ENDED         ENDED        ENDED
                                                   AUGUST 31,  FEBRUARY 28,    AUGUST 31,   FEBRUARY 28,   AUGUST 31,  FEBRUARY 28
                                                     1997          1997           1997          1997          1997         1997
                                                 -----------   ------------   -----------   -----------   -----------  ------------
Shares sold                                       44,579,087    125,631,344    28,124,231    19,555,704    77,933,210    76,050,153
Shares repurchased                               (44,857,891)  (139,742,746)  (26,422,318)  (26,762,760)  (78,795,488)  (76,435,118)
Shares converted from Class B to Class A           1,667,431      1,679,739    (1,667,431)   (1,679,739)       --            --
Dividends reinvested                                 300,804        503,194       321,081       678,507        71,098       133,138
                                                 -----------   ------------   -----------   -----------   -----------  ------------
Net increase (decrease) in shares outstanding      1,689,431    (11,928,469)      355,563    (8,208,288)     (791,180)     (251,827)
                                                 ===========   ============   ===========   ===========   ===========   ===========

NOTES TO FINANCIAL STATEMENTS (unaudited)

FEDERAL TAX STATUS

   The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

   At February 28, 1997, the Fund had capital loss carryforwards of $11,016 available as a reduction, to the extent provided in the regulations, of future net realized gains, which will expire between February 28, 1999 and February 28, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

                       This page intentionally left blank.

PAINEWEBBER MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:


                                                                                            CLASS A
                                                         --------------------------------------------------------------------------
                                                           FOR THE
                                                          SIX MONTHS                        FOR THE YEARS ENDED
                                                            ENDED     -------------------------------------------------------------
                                                          AUGUST 31,                                       FEBRUARY 28,
                                                             1997     FEBRUARY 28, FEBRUARY 29,   ---------------------------------
                                                         (UNAUDITED)      1997         1996         1995         1994         1993
                                                           -------      -------      -------      -------      -------      -------
Net asset value, beginning of period .................     $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                           -------      -------      -------      -------      -------      -------
Net investment income ................................       0.022        0.040        0.046        0.037        0.016        0.022
Dividends from net investment income .................      (0.022)      (0.040)      (0.046)      (0.037)      (0.016)      (0.022)
                                                           -------      -------      -------      -------      -------      -------
Net asset value, end of period .......................     $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                           =======      =======      =======      =======      =======      =======
Total investment return(1) ...........................        2.19%        4.11%        4.69%        3.95%        1.64%        2.25%
                                                           =======      =======      =======      =======      =======      =======
Ratios/Supplemental data:
Net assets, end of period (000's) ....................     $13,497      $11,808      $23,735      $21,042      $14,204      $11,716
EXPENSES TO AVERAGE NET ASSETS .......................        1.31%*       1.42%        1.31%        1.06%        1.72%        1.74%
Net investment income to average net assets ..........        4.35%*       4.09%        4.68%        3.85%        1.70%        2.18%


----------
*   Annualized
+   Commencement of issuance of shares
(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

PAINEWEBBER MONEY MARKET FUND


                                                                                           CLASS B
                                                         --------------------------------------------------------------------------
                                                           FOR THE
                                                          SIX MONTHS                        FOR THE YEARS ENDED
                                                            ENDED     -------------------------------------------------------------
                                                          AUGUST 31,                                       FEBRUARY 28,
                                                             1997     FEBRUARY 28, FEBRUARY 29,   ---------------------------------
                                                         (UNAUDITED)      1997         1996         1995         1994         1993
                                                           -------      -------      -------      -------      -------      -------
Net asset value, beginning of period .................     $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                           -------      -------      -------      -------      -------      -------
Net investment income ................................       0.019        0.035        0.041        0.032        0.011        0.016
Dividends from net investment income .................      (0.019)      (0.035)      (0.041)      (0.032)      (0.011)      (0.016)
                                                           -------      -------      -------      -------      -------      -------
Net asset value, end of period .......................     $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                           =======      =======      =======      =======      =======      =======
Total investment return(1) ...........................        1.93%        3.60%        4.18%        3.41%        1.12%       1.73%
                                                           =======      =======      =======      =======      =======      =======
Ratios/Supplemental data:
Net assets, end of period (000's) ....................     $18,745      $18,389      $26,592      $39,123      $ 9,819      $15,280
EXPENSES TO AVERAGE NET ASSETS .......................        1.81%*       1.90%        1.79%        1.55%        2.25%        2.28%
Net investment income to average net assets ..........        3.84%*       3.55%        4.17%        3.46%        1.16%        1.69%





                                                                                         CLASS C
                                                      --------------------------------------------------------------------------
                                                      FOR THE
                                                     SIX MONTHS                FOR THE YEARS ENDED                 FOR THE PERIOD
                                                       ENDED     ------------------------------------------------  JULY 14, 1992+
                                                     AUGUST 31,                                  FEBRUARY 28,            TO
                                                        1997     FEBRUARY 28, FEBRUARY 29,   --------------------    FEBRUARY 28
                                                    (UNAUDITED)      1997         1996         1995         1994         1993
                                                      -------      -------      -------      -------      -------      -------
Net asset value, beginning of period ...............  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                      -------      -------      -------      -------      -------      -------
Net investment income ..............................    0.019        0.034        0.041        0.033        0.012        0.009
Dividends from net investment income ...............   (0.019)      (0.034)      (0.041)      (0.033)      (0.012)      (0.009)
                                                      -------      -------      -------      -------      -------      -------
Net asset value, end of period .....................  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                      =======      =======      =======      =======      =======      =======
Total investment return(1) .........................     1.90%        3.50%        4.14%        3.44%        1.19%        0.81%
                                                      =======      =======      =======      =======      =======      =======
Ratios/Supplemental data:
Net assets, end of period (000's) ..................  $ 4,712      $ 5,504      $ 5,754      $16,137      $ 9,430      $ 2,220
EXPENSES TO AVERAGE NET ASSETS .....................     1.88%*       1.99%        1.79%        1.55%        2.14%        2.14%*
Net investment income to average net assets ........     3.79%*       3.47%        4.27%        3.35%        1.36%        1.67%*


DIRECTORS

E. Garrett Bewkes, Jr.
CHAIRMAN                        Mary C. Farrell
                                Meyer Feldberg
Margo N. Alexander              George W. Gowen
Richard Q. Armstrong            Frederic V. Malek
Richard R. Burt                 Carl W. Schafer


PRINCIPAL OFFICERS

Margo N. Alexander              Paul H. Schubert
PRESIDENT                       VICE PRESIDENT AND TREASURER

Victoria E. Schonfeld           Dennis McCauley
VICE PRESIDENT                  VICE PRESIDENT

Dianne E. O'Donnell             Susan P. Ryan
VICE PRESIDENT AND SECRETARY    VICE PRESIDENT


INVESTMENT ADVISER
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

                               PaineWebber [Logo]
                        (C)1997 PaineWebber Incorporated
                                   Member SIPC